Submission	Sep. 29, 2026
Submission [Line Items]
Central Index Key	0002077345
Registrant Name	Ives Ultra AI Opportunities Inc.
Registration File Number	333-289446
Form Type	N-2
Submission Type	N-2MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A